UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5454

Dreyfus New Jersey Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/13

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Bond Fund, Inc.
March 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.5%	Rate (%)	Date	Amount ($)		Value ($)
New Jersey--87.8%
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	5,500,000		5,695,250
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	4,545,000		4,839,925
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	2,000,000		2,129,780
Delaware River and Bay Authority,
Revenue	5.00	1/1/42	1,000,000		1,134,990
Delaware River Port Authority,
Revenue	5.00	1/1/30	3,500,000		3,937,710
Delaware River Port Authority,
Revenue	5.00	1/1/35	3,500,000		3,901,380
East Orange Board of Education,
COP, LR (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/21	685,000	a	528,916
East Orange Board of Education,
COP, LR (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/26	745,000	a	439,341
East Orange Board of Education,
COP, LR (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/28	2,345,000	a	1,240,810
Essex County,
General Improvement GO	5.00	8/1/23	15,200,000		17,870,944
Garden State Preservation Trust,

Revenue (Open Space and
Farmland Preservation Bonds)	5.00	11/1/22	6,245,000		7,882,002
Garden State Preservation Trust,
Revenue (Open Space and
Farmland Preservation Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.75	11/1/28	5,000,000		6,674,700
Gloucester County Improvement
Authority, County Guaranteed
Loan Revenue (County Capital
Program)	5.00	4/1/38	7,000,000		7,573,720
Gloucester Township Municipal
Utilities Authority, Sewer
Revenue (Insured; AMBAC)	5.65	3/1/18	1,560,000		1,739,072
Hudson County Improvement
Authority, Harrison Stadium
Land Acquisition Special
Obligation Revenue (Harrison
Redevelopment Project)
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/15/34	3,000,000	a	1,164,750
Mercer County Improvement
Authority, County Secured Open
Space Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	8/1/40	3,290,000		3,518,425
Middletown Township Board of
Education, GO	5.00	8/1/25	4,140,000		4,898,986
Middletown Township Board of
Education, GO	5.00	8/1/26	2,935,000		3,447,715
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/28	2,000,000		2,233,600
New Jersey Economic Development
Authority, Cigarette Tax
Revenue (Prerefunded)	5.75	6/15/14	2,000,000	b	2,133,900
New Jersey Economic Development
Authority, Department of Human
Services Composite Revenue
(Division of Developmental

Disabilities)	6.25	7/1/24	1,240,000		1,243,162
New Jersey Economic Development
Authority, Department of Human
Services Composite Revenue
(Division of Mental Health
Services)	6.10	7/1/17	1,215,000		1,219,022
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.00	6/1/18	1,365,000		1,397,569
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/21	2,620,000	a	2,013,313
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/20	3,350,000	a	2,710,451
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/15	3,250,000	a	3,064,522
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/17	5,000,000	a	4,334,000
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/18	2,500,000	a	2,072,525
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/20	6,500,000	a	4,840,420
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/22	6,000,000	a	3,967,080
New Jersey Economic Development

Authority, School Facilities
Construction Revenue	5.00	9/1/18	2,265,000	2,704,954
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.75	9/1/23	3,765,000	4,643,337
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.50	9/1/24	10,000,000	12,716,300
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/27	10,000,000	12,830,900
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.10	6/1/23	3,000,000	3,379,710
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.60	11/1/34	6,600,000	7,448,100
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.70	10/1/39	5,000,000	5,545,350
New Jersey Educational Facilities
Authority, Revenue (Fairleigh
Dickenson University Issue)	6.00	7/1/20	4,535,000	4,729,053
New Jersey Educational Facilities
Authority, Revenue (Kean
University Issue)	5.00	9/1/21	1,500,000	1,776,780
New Jersey Educational Facilities
Authority, Revenue (Montclair
State University Issue)	5.25	7/1/38	2,000,000	2,237,220
New Jersey Educational Facilities
Authority, Revenue (New Jersey
City University Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/35	12,165,000	13,170,559

New Jersey Educational Facilities
Authority, Revenue (New Jersey
Institute of Technology Issue)	5.00	7/1/31	2,000,000		2,223,900
New Jersey Educational Facilities
Authority, Revenue (Princeton
Theological Seminary Issue)	5.00	7/1/29	5,000,000		5,953,500
New Jersey Educational Facilities
Authority, Revenue (Princeton
University) (Prerefunded)	5.00	7/1/15	120,000	b	132,670
New Jersey Educational Facilities
Authority, Revenue (Public
Library Project Grant Program
Issue) (Insured; AMBAC)	5.50	9/1/17	1,500,000		1,506,450
New Jersey Educational Facilities
Authority, Revenue (Ramapo
College of New Jersey Issue)	5.00	7/1/42	3,000,000		3,349,320
New Jersey Educational Facilities
Authority, Revenue (Seton Hall
University Issue)	6.25	7/1/37	5,000,000		5,886,300
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.00	7/1/27	5,000,000		5,311,350
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.00	7/1/34	7,655,000		8,035,607
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)
(Prerefunded)	5.38	7/1/14	2,500,000	b	2,662,675
New Jersey Educational Facilities
Authority, Revenue (The
College of New Jersey Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/35	7,910,000		8,624,036
New Jersey Educational Facilities
Authority, Revenue (The
William Paterson University of
New Jersey Issue)	5.00	7/1/22	2,165,000		2,622,746
New Jersey Educational Facilities
Authority, Revenue (The

William Paterson University of
New Jersey Issue) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/38	3,745,000		4,024,564
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Bonds	5.00	9/1/17	4,165,000		4,938,982
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Bonds	5.00	9/1/18	5,200,000		6,302,348
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Bonds	5.00	9/1/22	3,550,000		4,413,928
New Jersey Health Care Facilities
Financing Authority, Revenue
(AHS Hospital Corporation
Issue)	5.00	7/1/27	5,400,000		5,846,364
New Jersey Health Care Facilities
Financing Authority, Revenue
(AtlantiCare Regional Medical
Center Issue)	5.00	7/1/22	3,975,000		4,341,137
New Jersey Health Care Facilities
Financing Authority, Revenue
(Barnabas Health Issue)	5.63	7/1/32	3,000,000		3,383,640
New Jersey Health Care Facilities
Financing Authority, Revenue
(Capital Health System
Obligated Group Issue)
(Prerefunded)	5.75	7/1/13	3,000,000	b	3,042,600
New Jersey Health Care Facilities
Financing Authority, Revenue
(General Hospital Center at
Passaic, Inc. Obligated Group
Issue) (Insured; Assured
Guaranty Municipal Corp.)	6.75	7/1/19	550,000		678,799
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical

Center Issue)	5.00	1/1/28	2,780,000		3,035,009
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue) (Insured;
Assured Guaranty Municipal
Corp.)	5.25	1/1/36	2,900,000		3,108,017
New Jersey Health Care Facilities
Financing Authority, Revenue
(Holy Name Medical Center
Issue)	5.00	7/1/15	3,410,000		3,660,942
New Jersey Health Care Facilities
Financing Authority, Revenue
(Kennedy Health System
Obligated Group Issue)	5.00	7/1/31	1,525,000		1,697,462
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)	5.00	7/1/23	2,500,000		2,977,175
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)	5.00	7/1/26	1,000,000		1,149,680
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/38	4,915,000		5,221,106
New Jersey Health Care Facilities
Financing Authority, Revenue
(Robert Wood Johnson
University Hospital Issue)	5.00	7/1/31	4,950,000		5,422,824
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/23	2,280,000	a	1,799,581
New Jersey Health Care Facilities
Financing Authority, Revenue

(Virtua Health Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.50	7/1/38	5,000,000	5,508,650
New Jersey Health Care Facilities
Financing Authority, State
Contract Revenue (Hospital
Asset Transformation Program)	5.25	10/1/38	13,595,000	14,752,750
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue	5.00	12/1/25	990,000	1,086,812
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue	5.00	12/1/26	2,300,000	2,511,830
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.88	6/1/21	2,905,000	3,276,608
New Jersey Highway Authority,
Revenue (Garden State Parkway)	6.00	1/1/19	6,645,000	8,202,987
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured:
AMBAC and FHA)	5.65	5/1/40	4,480,000	4,484,794
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured;
Assured Guaranty Municipal
Corp.)	5.70	5/1/20	2,180,000	2,185,276
New Jersey Housing and Mortgage
Finance Agency, Multi-Family
Revenue	4.95	5/1/41	7,000,000	7,336,280
New Jersey Housing and Mortgage
Finance Agency, SFHR	5.20	10/1/25	5,740,000	6,276,001
New Jersey Housing and Mortgage
Finance Agency, SFHR	6.38	10/1/28	4,135,000	4,490,031
New Jersey Housing and Mortgage
Finance Agency, SFHR	5.25	10/1/37	840,000	887,158
New Jersey Institute of
Technology, GO	5.00	7/1/32	1,000,000	1,153,160
New Jersey Transportation Trust

Fund Authority (Transportation
System)	5.00	6/15/20	4,000,000		4,370,560
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	12/15/23	7,000,000		8,811,880
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/31	2,500,000		2,935,000
New Jersey Transportation Trust
Fund Authority (Transportation
System)	6.00	12/15/38	6,565,000		7,811,497
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	0.00	12/15/24	1,000,000	a	626,360
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/32	8,000,000		9,066,160
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Prerefunded)	6.00	12/15/18	3,435,000	b	4,404,082
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	35,000		40,421
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	95,000		103,059
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/23	5,000,000		6,093,200
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/35	3,000,000		3,326,010
New Jersey Turnpike Authority,
Turnpike Revenue	5.25	1/1/40	5,420,000		6,007,365
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.50	1/1/16	165,000		191,911
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.50	1/1/16	535,000		580,384
New Jersey Turnpike Authority,

Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.25	1/1/27	3,000,000		3,746,550
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.50	1/1/16	1,210,000		1,410,618
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.50	1/1/16	2,310,000		2,667,773
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.21	1/1/30	5,500,000	c	4,977,500
Newark,
General Improvement GO	5.00	7/15/17	3,000,000		3,480,000
North Hudson Sewerage Authority,
Gross Revenue Senior Lien
Lease Certificates (Master
Lease Agreement)	5.00	6/1/42	10,320,000		11,435,695
North Jersey District Water Supply
Commission, Sewer Revenue
(Wanaque South Project)
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/19	1,520,000		1,784,510
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	3,000,000		3,659,220
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Insured;
National Public Finance
Guarantee Corp.)	5.00	10/1/18	11,235,000		12,304,010
Port Authority of New York and New
Jersey (Consolidated Bonds,
167th Series)	5.00	9/15/24	3,675,000		4,323,086
Port Authority of New York and New
Jersey (Consolidated Bonds,
167th Series)	5.50	9/15/26	7,600,000		9,074,172

Port Authority of New York and New
Jersey, Special Obligation
Revenue (JFK International Air
Terminal LLC Project)
(Insured; National Public
Finance Guarantee Corp.)	6.25	12/1/15	5,000,000		5,435,700
Port Authority of New York and New
Jersey, Special Project
Revenue (JFK International Air
Terminal LLC Project)	5.00	12/1/20	2,500,000		2,868,100
Rahway Valley Sewerage Authority,
Sewer Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/30	7,550,000	a	3,649,972
Rutgers, The State University,
GO	5.00	5/1/39	3,450,000		3,919,648
South Jersey Port Corporation,
Marine Terminal Revenue	5.75	1/1/23	4,000,000		4,780,240
South Jersey Port Corporation,
Marine Terminal Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/34	2,900,000		3,296,546
South Jersey Port Corporation,
Marine Terminal Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.88	1/1/39	6,000,000		6,822,420
South Jersey Transportation
Authority, Transportation
System Revenue	5.00	11/1/23	4,250,000		5,084,148
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	2,480,000		2,481,538
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	3,000,000		2,914,740
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement

Asset-Backed Bonds	4.75	6/1/34	2,800,000		2,487,688
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	4,000,000		3,630,040
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	2,000,000	b	2,023,800
University of Medicine and
Dentistry of New Jersey, GO
(Insured; AMBAC)	5.50	12/1/27	15,425,000		15,477,754
U.S. Related--10.7%
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	2,000,000		2,179,600
Guam Power Authority,
Revenue	5.50	10/1/30	2,250,000		2,530,642
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000		1,037,230
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.00	7/1/21	6,000,000		5,931,660
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	1,240,000		1,136,906
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/22	5,000,000		5,199,850
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	10,445,000		10,422,857
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	760,000		700,317
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/27	4,715,000		4,721,507
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	6.25	7/1/22	2,000,000		2,177,100
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue

(First Subordinate Series)	5.75	8/1/37	2,990,000		3,186,383
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	2,230,000		2,413,105
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	9,000,000		9,677,970
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Insured; Berkshire Hathaway
Assurance Corporation)	0.00	8/1/54	21,100,000	a	2,548,247
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/43	18,000,000	a	3,099,060
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	5,000,000		5,584,800
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Notes)	5.00	10/1/25	2,000,000		2,205,920
Total Long-Term Municipal Investments
(cost $545,115,662)					597,391,803
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.0%	Rate (%)	Date	Amount ($)		Value ($)
New Jersey--.0%
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue) (LOC;
JPMorgan Chase Bank)
(cost $200,000)	0.15	4/1/13	200,000	d	200,000
Short-Term Investment--.0%
U.S. Treasury Bills;
0.10%, 7/25/13
(cost $29,990)			30,000		29,993
Total Investments (cost $545,345,652)			98.5%		597,621,796
Cash and Receivables (Net)			1.5%		8,939,515

Net Assets	100.0%	606,561,311

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Variable rate security--interest rate subject to periodic change.
d	Variable rate demand note - rate shown is the interest rate in effect at March 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At March 31, 2013, net unrealized appreciation on investments was $52,276,144 of which $52,546,520 related to appreciated investment securities and $270,376 related to depreciated investment securities. At March 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts

RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of March 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	597,591,803	-	597,591,803
U.S. Treasury	-	29,993	-	29,993
Other Financial Instruments:
Swaps+	-	55,258	-	55,258

+ Amount shown represents unrealized appreciation at period end.

Notional		Reference	Base Index	Detemination	Unrealized
Amount	Counterparty	Entity	Value	Date	Appreciation ($)
		Forward Rate Agreement, Municipal Market Data
15,000,000	Citibank	General Obligation, 2023, AAA Index [a]	2.21	9/5/2013	12,567
		Forward Rate Agreement, Municipal Market Data
15,000,000	Citibank	General Obligation, 2033, AAA Index [a]	3.08	9/5/2013	42,691

Gross Unrealized Appreciation					55,258

a The fund will receive a payment from the counterparty if the value of the reference index is less than the base index value on the determination date. The fund will make a payment to the counterparty if the value of the reference index is greater than the base index value on the determination date.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New Jersey Municipal Bond Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 17, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	May 17, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)